Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Consolidated Statements of Income and Comprehensive Income [Abstract]
Revenues		$ 48,938,593	$ 31,361,976	$ 29,024,178
Less: Cost of revenues		(31,277,255)	(18,669,812)	(17,463,416)
Gross profit		17,661,338	12,692,164	11,560,762
Operating expenses:
Selling and marketing		2,225,702	1,206,493	413,016
Research and development		7,837,873	4,232,788	5,579,058
General and administrative		5,871,622	5,647,790	4,955,037
Total operating expenses		15,935,197	11,087,071	10,947,111
Income from operations		1,726,141	1,605,093	613,651
Subsidies and other income		960,784	508,187	1,446,408
Other expense		(84,155)	(10,469)	(5,935)
Income before income tax		2,602,770	2,102,811	2,054,124
(Benefit) provision for income taxes		(112,128)	(118,546)	269,153
Net income		2,714,898	2,221,357	1,784,971
Less: Net income (loss) attributable to non-controlling interests		280,435	173,912	(41,141)
Net income attributable to CLPS Incorporation's shareholders		2,434,463	2,047,445	1,826,112
Other comprehensive (loss) income
Foreign currency translation gain (loss)		55,793	(93,177)	(387,100)
Less: foreign currency translation gain (loss) attributable to Non-controlling interest		10,200	1,732	(1,471)
Other comprehensive gain (loss) attributable to CLPS Incorporation's shareholders		45,593	(94,909)	(385,629)
Comprehensive income
CLPS Incorporation shareholders		2,480,056	1,952,536	1,440,483
Non-controlling interests		290,635	175,644	(42,612)
Total comprehensive income		$ 2,770,691	$ 2,128,180	$ 1,397,871
Basic earnings per common share	[1]	$ 0.21	$ 0.18	$ 0.16
Weighted average number of share outstanding - basic		11,517,123	11,290,000	11,290,000
Diluted earnings per common share		$ 0.21	$ 0.18	$ 0.16
Weighted average number of share outstanding - diluted		11,636,367	11,290,000	11,290,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance.